Advances From Federal Home Loan Bank Of New York ("FHLB")	12 Months Ended
Mar. 31, 2012
Advances From Federal Home Loan Bank Of New York ("FHLB") [Abstract]
Advances From Federal Home Loan Bank Of New York ("FHLB")

NOTE 9 - ADVANCES FROM FEDERAL HOME LOAN BANK OF NEW YORK ("FHLB")

The maturities and weighted average fixed interest rates of FHLB advances were as follows:

	March 31,
	2012		2011
Maturing During Year Ending	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
	(Dollars In Thousands)
2012	$—	—%	$16,989	3.80%
2013	21,471	3.92	21,471	3.92
2014	7,308	3.36	7,308	3.36
2015	2,400	3.88	2,400	3.88
2016	5,000	3.74	5,000	3.74
2017	—	—	—	—
Thereafter	42,500	3.87	42,500	3.87

	$78,679	3.83%	$95,668	3.82%

The carrying value of collateral pledged for the above advances was as follows:

	March 31,
	2012	2011
	(In Thousands)
U.S. Government Agency bonds:
Held to maturity	$5,000	$10,000

Mortgage-backed securities:
Available for sale	19,451	27,937
Held to maturity	55,738	62,866

	75,189	90,803

	$80,189	$100,803

At March 31, 2012, the Bank can borrow overnight funds from the FHLB under an overnight advance program up to the Bank's maximum borrowing capacity based on the Bank's ability to collateralize such borrowings. Additionally, the Bank has the ability to borrow funds of up to an aggregate of $88.0 million at two financial institutions under established unsecured overnight lines of credit at a daily adjustable rate. There were no drawings on these lines at March 31, 2012 and 2011.